NATIONWIDE MUTUAL FUNDS
Nationwide Diamond Hill Large Cap Concentrated Fund

Supplement dated June 5, 2020
to the Summary Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Micah Martin, CFA in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE